Investment in Direct Financing Leases (Investment in Direct Financing Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Total Minimum lease payments to be received		¥ 1,312,418
Less : Estimated executory costs		(60,787)
Minimum lease payments receivable		1,251,631
Estimated residual value		37,655
Initial direct costs		6,337
Unearned lease income		(139,991)
Investment in Direct Financing Leases	¥ 0	¥ 1,155,632